Segment Information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment Information	Segment Information
(1)The Group’s operating segments
The Group determines the operating segments by establishing strategic decisions. Chief operating decision maker (“CODM”) reviews operating profit by each segment in order to make decisions regarding the resources to be allocated to the segment and to evaluate the performance of the segment.
The reportable segments of the Group are in line with the organizational structure and CEO’s review of operations, and include mobile, online and others.
The accounting policies of the operating segments are the same as those described in the significant accounting policies.
The Group assesses the performance of its operating segments based on its operating profit or loss, which does not differ from operating profit reported on the consolidated statement of comprehensive income except for inter-segment transactions. Total assets and liabilities for each segment are not reported to CODM. The segment information for the years ended December 31, 2022, 2021 and 2020.

	2022
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 107,326	₩ 404,362	₩ 21,740	₩ 533,428
Elimination of intersegment revenue	(18,069)	(45,591)	(6,150)	(69,810)
Consolidated net revenue	89,257	358,771	15,590	463,618
Depreciation/Amortization	1,349	1,873	3,840	7,062
Segment operating profit (*)	45,832	58,357	519	104,708

	2021
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 90,123	₩ 346,928	₩ 23,417	₩ 460,468
Elimination of intersegment revenue	(14,753)	(26,764)	(5,013)	(46,530)
Consolidated net revenue	75,370	320,164	18,404	413,938
Depreciation/Amortization	1,975	1,875	2,468	6,318
Segment operating profit (*)	31,271	64,837	611	96,719

	2020
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 107,949	₩ 336,326	₩ 22,333	₩ 466,608
Elimination of intersegment revenue	(18,404)	(38,002)	(4,249)	(60,655)
Consolidated net revenue	89,545	298,324	18,084	405,953
Depreciation/Amortization	1,609	1,823	1,488	4,920
Segment operating profit (*)	43,629	44,446	293	88,368
(*) Other profit or loss items that do not constitute operating profit are not separately disclosed because they are not reviewed by the chief operating decision maker by operating segment.
(2)Revenue from external customers by country for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	(In millions of Korean won)
Korea	₩ 46,719	₩ 73,751	₩ 109,895
Taiwan	175,664	77,462	100,049
Japan	26,133	40,259	22,500
The United States of America	33,697	20,894	20,659
Thailand	75,498	94,475	59,086
The Philippines	26,003	20,173	23,690
Indonesia	5,472	10,723	12,729
Hongkong	24,397	7,648	201
Malaysia	24,830	30,422	23,121
Other	25,205	38,131	34,023
Total	₩ 463,618	₩ 413,938	₩ 405,953
Revenue was attributed to the country based on the customer’s location and royalty revenue was attributed to the country where the end user's payment was made.
Non-Current assets by geographical regions as of December 31, 2022, 2021 and 2020 are as follows:

	December 31, 2022		December 31, 2021		December 31, 2020
	(In millions of Korean won)
Domestic	₩	9,183	₩	10,884	₩	7,612
Overseas	5,309		5,769		5,481
Total	₩	14,492	₩	16,653	₩	13,093
The amounts are exclusive of financial assets and deferred tax assets.
(3)Won 76,581 million, or 16.5% of revenue, came from one major customer in the mobile segment for the year ended December 31, 2022.